Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$265	$297,860
Series A, 5.00%, 09/01/23	205	230,420
Series B, 5.00%, 09/01/23	310	348,440
Alabama Public School & College Authority RB
Series C, 5.00%, 06/01/23	100	111,340
Series A, 3.00%, 06/01/23	60	63,795
Series A, 5.00%, 02/01/23	255	279,817
Series B, 5.00%, 01/01/23	240	262,382
Alabama Public School and College Authority RB, Series C, 5.00%, 11/01/23	125	141,669
City of Huntsville AL GOL
Series C, 5.00%, 05/01/23	105	116,361
Series D, 5.00%, 05/01/23	115	127,443
State of Alabama GO
Series A, 5.00%, 08/01/23	125	139,974
Series A, 5.00%, 11/01/23	400	452,632
Series C, 5.00%, 08/01/23	155	173,567
Series C, 5.00%, 11/01/23	290	328,158
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	125	139,289
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	151,733
		3,364,880
Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	185,460
State of Alaska GO, Series B, 5.00%, 08/01/23	75	84,004
		269,464
Arizona — 3.1%
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/23	210	234,438
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	38,193
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	365	409,756
Arizona State University RB
5.00%, 08/01/23	150	166,932
Series B, 5.00%, 07/01/23	220	245,318
Series C, 5.00%, 07/01/23	295	328,949
Arizona Transportation Board RB
5.00%, 07/01/23	800	892,974
Series A, 5.00%, 07/01/23	100	111,637
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	70	78,956
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23.	35	39,019
City of Phoenix AZ GO
4.00%, 07/01/23	565	616,997
5.00%, 07/01/23	120	133,933
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	600	669,679
5.50%, 07/01/23 (NPFGC)	85	95,915
Series A, 5.00%, 07/01/23	440	490,850
Series B, 5.00%, 07/01/23	610	680,877
Series D, 5.00%, 07/01/23	235	261,198
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	111,766
City of Tucson AZ Water System Revenue RB, Series A, 5.00%, 07/01/23	100	111,611
County of Pima AZ GOL, 4.00%, 07/01/23	310	338,610
Security	Par (000)	Value

Arizona (continued)
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	$435	$485,286
Maricopa County Community College District GO, 5.00%, 07/01/23	200	222,708
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	50	55,805
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	44,163
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/23	280	312,150
Series B, 5.00%, 07/01/23	175	195,093
Regional Public Transportation Authority RB, 5.25%, 07/01/23	135	151,593
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	365	399,040
Series A, 5.00%, 01/01/23	610	666,889
State of Arizona COP, 5.00%, 09/01/23	260	292,240
University of Arizona (The) RB
5.00%, 06/01/23	215	238,899
5.00%, 08/01/23	55	61,296
		9,182,770
Arkansas — 0.3%
State of Arkansas GO
4.25%, 06/01/23	35	38,298
5.00%, 04/01/23	260	287,042
5.00%, 10/01/23	480	541,277
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	118,630
		985,247
California — 9.7%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	49,517
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	197,139
Bay Area Toll Authority RB
5.00%, 04/01/23	100	110,401
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	110,566
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	149,993
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	78,970
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	280	309,036
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,403
Series A, 4.00%, 03/01/23	70	75,398
Series A, 5.00%, 11/15/23	15	17,013
Series B, 5.00%, 11/15/23	110	124,379
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/23	185	209,004
California State Public Works Board RB
5.00%, 09/01/23	200	224,856
Series A, 5.00%, 03/01/23	170	187,085
Series A, 5.00%, 09/01/23	175	196,749
Series A, 5.25%, 06/01/23 (ETM NPFGC),	15	16,794
Series B, 5.00%, 10/01/23	415	468,216
Series C, 5.00%, 11/01/23	65	73,591
Series D, 5.00%, 09/01/23	520	584,626
Series F, 5.00%, 05/01/23	135	149,639
Series F, 5.00%, 09/01/23	255	286,691

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 09/01/23	$20	$22,486
Series H, 5.00%, 06/01/23	180	200,234
Series H, 5.00%, 12/01/23	125	142,014
Series I, 5.00%, 11/01/23	175	198,130
California State University RB, Series A, 5.00%, 11/01/23	760	862,022
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	175,182
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	81,668
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	225	255,204
Series B, 5.00%, 11/01/23	100	113,424
Coast Community College District GO, Series A, 5.00%, 08/01/23	80	89,754
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	120	135,594
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/23	160	178,144
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	148,476
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	192,561
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	156,920
Huntington Beach Union High School District GO, 5.00%, 08/01/23	135	151,029
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	32,932
Laguna Beach Unified School District GO, 4.00%, 08/01/23	130	142,610
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a),	50	49,420
Series D, 0.00%, 09/01/23 (NPFGC)(a),	105	103,892
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	163,475
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	395	442,740
Series C, 5.00%, 08/01/23	335	375,488
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/23	400	445,260
Series A, 5.00%, 07/01/23	405	452,863
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/23	100	111,663
Series A, 5.00%, 07/01/23	445	497,280
Series B, 4.00%, 07/01/23	150	163,881
Series B, 5.00%, 07/01/23	140	156,328
Series D, 4.00%, 07/01/23	195	213,045
Series E, 5.00%, 07/01/23	165	184,244
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	495	540,555
Series A, 5.00%, 07/01/23	1,785	1,992,256
Series C, 5.00%, 07/01/23	135	150,675
Metropolitan Water District of Southern California RB, Series A, 5.00%, 07/01/23	150	167,571
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,428
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	340	383,836
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	49,690
Security	Par (000)	Value

California (continued)
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	$200	$198,412
Rancho Santiago Community College District GO, 4.00%, 09/01/23	45	49,508
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/23	720	800,215
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	34,766
San Diego County Water Authority RB, 5.00%, 05/01/23	100	110,940
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	55,769
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/23 (NPFGC)(a),	105	104,325
Series H-2, 3.00%, 07/01/23	200	213,592
Series H-2, 5.00%, 07/01/23	280	312,511
Series J-2, 5.00%, 07/01/23	85	94,869
San Jose Evergreen Community College District GO
5.00%, 09/01/23	125	140,742
Series A, 5.00%, 09/01/23	140	157,632
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	27,814
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23(a)	110	109,374
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	111,691
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	125	137,523
Series B, 0.00%, 09/01/23 (NPFGC)(a),	20	19,861
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	105	116,479
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	100	99,355
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/23	150	167,532
State of California Department of Water Resources RB
5.00%, 12/01/23	125	142,166
Series AW, 5.00%, 12/01/23	115	130,793
Series AX, 5.00%, 12/01/23	415	471,992
Series BA, 5.00%, 12/01/23	235	267,273
State of California GO
4.00%, 05/01/23	160	173,877
4.00%, 10/01/23	315	347,291
5.00%, 02/01/23	100	109,753
5.00%, 08/01/23	2,015	2,259,077
5.00%, 09/01/23	895	1,006,974
5.00%, 10/01/23	795	897,627
5.00%, 11/01/23	1,380	1,563,622
5.00%, 12/01/23	320	363,849
Series A, 5.00%, 08/01/23	475	532,537
Series B, 5.00%, 09/01/23	435	489,423
University of California RB
Series A, 5.00%, 05/15/23	335	371,622
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,125	2,360,917
Series AO, 5.00%, 05/15/23	495	549,113
Series AR, 4.00%, 05/15/23	200	217,304
		28,911,160
Colorado — 0.7%
Adams County School District No. 1, 4.00%, 12/01/23	250	276,898
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	100	112,584
City & County of Denver Co. Airport System Revenue RB Series A, 5.00%, 11/15/23	290	327,909

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series B, 5.00%, 11/15/23	$200	$226,144
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	113,521
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	175	198,767
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	118,490
Metro Wastewater Reclamation District RB, Series A, 5.00%, 04/01/23	500	552,580
University of Colorado RB, Series A-2, 5.00%, 06/01/23	240	266,798
		2,193,691
Connecticut — 1.9%
City of Stamford CT GO, 5.00%, 06/01/23	100	111,290
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/01/23)(b)(c)	500	508,210
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/07/23)(b)(c)	930	1,019,298
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 06/01/23	125	139,175
State of Connecticut GO
Series A, 5.00%, 03/15/23	275	302,527
Series A, 5.00%, 04/15/23	520	574,070
Series A, 5.00%, 10/15/23	505	569,221
Series B, 5.00%, 04/15/23	200	220,796
Series B, 5.00%, 05/15/23	335	371,133
Series D, 5.00%, 06/15/23	120	133,408
Series E, 5.00%, 09/01/23	10	11,215
Series F, 5.00%, 09/15/23	175	196,579
Series F, 5.00%, 11/15/23	150	169,651
Series H, 5.00%, 11/15/23	100	113,101
State of Connecticut Special Tax RB, Series A, 5.00%, 09/01/23	120	134,549
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/23	65	70,931
Series A, 5.00%, 08/01/23	230	257,000
Series A, 5.00%, 10/01/23	375	421,909
Series B, 5.00%, 08/01/23	105	117,326
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	53,720
Series A, 5.00%, 02/15/23	100	109,469
Series A, 5.00%, 04/15/23	100	110,235
		5,714,813
Delaware — 1.2%
City of Wilmington DE, 3.00%, 06/01/23	160	170,622
County of New Castle DE GO
5.00%, 04/01/23	100	110,539
5.00%, 10/01/23	165	186,394
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	43,448
Delaware Transportation Authority RB, 5.00%, 07/01/23	1,205	1,344,912
State of Delaware GO
5.00%, 02/01/23	405	444,415
Series C, 5.00%, 03/01/23	630	693,870
Series A, 5.00%, 02/01/23	80	87,786
Series B, 5.00%, 07/01/23	165	184,371
Series C, 5.00%, 03/01/23	140	154,193
Series D, 5.00%, 07/01/23	125	139,675
		3,560,225
Security	Par (000)	Value

District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/23	$945	$1,051,690
Series B, 5.00%, 06/01/23	350	389,515
District of Columbia RB
5.00%, 07/15/23	20	22,307
Series A, 5.00%, 12/01/23	360	409,219
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	150	169,406
Series B, 5.00%, 10/01/23	155	175,052
Series C, 5.00%, 10/01/23	130	146,818
Washington Metropolitan Area Transit Authority RB
Series A-1, 5.00%, 07/01/23	150	166,877
Series B, 5.00%, 07/01/23	220	244,752
		2,775,636
Florida — 4.1%
City of Jacksonville FL RB
5.00%, 10/01/23	85	95,608
Series C, 5.00%, 10/01/23	100	112,281
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	152,156
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	39,478
City of Tampa FL RB, 5.00%, 10/01/23	75	84,510
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	40	44,912
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	145	163,055
County of Miami-Dade FL GO
5.00%, 07/01/23	25	27,896
Series 2015-D, 5.00%, 07/01/23	120	133,902
Series A, 5.00%, 07/01/23	390	435,181
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	460	510,103
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	625	704,425
Series B, 5.00%, 10/01/23	90	101,437
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	130	142,124
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	124,231
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	150	169,191
Florida Department of Environmental Protection RB
5.00%, 07/01/23	455	508,299
Series A, 5.00%, 07/01/23	405	452,055
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	190	212,711
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	73,112
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/23	680	759,478
Series B, 5.00%, 07/01/23	440	491,427
Series C, 5.00%, 07/01/23	25	27,922
Hillsborough County School Board COP
5.00%, 07/01/23	100	111,123
Series A, 5.00%, 07/01/23	60	66,674
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	189,912
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	91,537
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	100,445

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series D, 5.00%, 08/01/23	$50	$55,803
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	245	276,556
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	270	303,388
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	100	111,354
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	50	55,777
Series B, 5.00%, 08/01/23	150	167,330
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,162
Reedy Creek Improvement District GOL
5.00%, 06/01/23	75	83,152
Series A, 5.00%, 06/01/23	255	282,716
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	35	38,251
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	260	286,260
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	270	300,378
Series B, 5.00%, 07/01/23	170	189,127
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,250
State of Florida GO
Series A, 5.00%, 06/01/23	670	746,314
Series A, 5.00%, 07/01/23	850	948,693
Series B, 5.00%, 06/01/23	595	662,770
Series C, 5.00%, 06/01/23	300	334,171
Series E, 5.00%, 06/01/23	210	233,919
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	235	262,711
Series B, 5.00%, 07/01/23	610	681,931
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	60	67,268
		12,257,466
Georgia — 1.5%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	80	90,598
Series A, 5.00%, 11/01/23	50	56,623
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	68,023
County of Forsyth GA GO, Series B, 5.00%, 03/01/23	40	44,064
Forsyth County School District GO, 5.00%, 02/01/23	130	142,652
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	85	94,534
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	115	126,252
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	560,565
State of Georgia GO
Series A, 5.00%, 07/01/23	785	877,363
Series A-1, 5.00%, 02/01/23	450	493,888
Series C, 5.00%, 07/01/23	75	83,824
Series C-1, 5.00%, 07/01/23	150	167,649
Series D, 5.00%, 02/01/23	355	389,623
Series E, 5.00%, 12/01/23	140	159,269
Series F, 5.00%, 01/01/23	1,000	1,093,460
		4,448,387
Security	Par (000)	Value

Hawaii — 1.7%
City & County Honolulu HI Wastewater System Revenue RB, Series B, 5.00%, 07/01/23	$555	$619,441
City & County of Honolulu HI GO
5.00%, 09/01/23	120	134,880
Series A, 5.00%, 10/01/23	120	135,353
Series B, 4.00%, 10/01/23	100	110,138
Series B, 5.00%, 09/01/23	360	404,640
Series B, 5.00%, 10/01/23	100	112,794
Series C, 5.00%, 10/01/23	20	22,559
Series E, 4.00%, 09/01/23	40	43,931
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	84,093
State of Hawaii GO
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	363,841
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	582,145
Series EO, 5.00%, 08/01/23 (ETM)	50	55,976
Series EP, 5.00%, 08/01/23	320	358,419
Series EY, 5.00%, 10/01/23	385	434,257
Series EZ, 5.00%, 10/01/23	50	56,397
Series FE, 5.00%, 10/01/23	300	338,382
Series FG, 4.00%, 10/01/23	135	148,686
Series FG, 5.00%, 10/01/23	70	78,956
Series FH, 5.00%, 10/01/23	50	56,397
Series FK, 4.00%, 05/01/23	75	81,433
Series FK, 5.00%, 05/01/23	175	193,935
Series FN, 5.00%, 10/01/23	130	146,632
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/23	100	109,346
Series B, 5.00%, 01/01/23	280	306,169
		4,978,800
Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	85	94,251

Illinois — 1.8%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	52,254
Series C, 5.00%, 01/01/23	100	108,882
Series B, 5.00%, 01/01/23	500	544,410
Series D, 5.00%, 01/01/23	90	97,994
Illinois Finance Authority RB
5.00%, 01/01/23	335	366,175
5.00%, 07/01/23	350	390,999
5.00%, 12/01/23	265	300,828
State of Illinois GO
5.00%, 02/01/23	120	129,840
5.00%, 05/01/23	625	682,081
5.00%, 06/01/23	115	125,856
5.00%, 07/01/23	170	186,567
5.00%, 08/01/23	335	368,657
Series A, 5.00%, 04/01/23	215	233,972
Series B, 5.00%, 10/01/23	435	481,297
Series B, 5.00%, 12/01/23	50	55,616
Series D, 5.00%, 11/01/23	865	947,832
State of Illinois RB
5.00%, 06/15/23	100	108,923
First Series, 6.00%, 06/15/23 (NPFGC),	45	49,990
Series C, 4.00%, 06/15/23	25	26,648
		5,258,821
Indiana — 0.6%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/23	60	65,827

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Series A, 5.00%, 06/01/23	$120	$133,578
Series A, 5.00%, 12/01/23	35	39,583
Series B, 5.00%, 02/01/23	55	60,341
Series C, 5.00%, 12/01/23	930	1,057,150
Indiana Municipal Power Agency RB, Series A, 5.00%, 01/01/23	130	141,652
Indiana University RB
Series A, 5.00%, 06/01/23	70	77,869
Series X, 5.00%, 08/01/23	135	151,244
Purdue University RB
Series A, 4.00%, 07/01/23	85	92,909
Series BB-1, 5.00%, 07/01/23	75	83,785
		1,903,938
Iowa — 0.4%
County of Polk IA GO, Series C, 5.00%, 06/01/23	220	244,620
Iowa City Community School District RB, 5.00%, 06/01/23	55	61,019
Iowa Finance Authority RB, 5.00%, 08/01/23	255	285,819
State of Iowa RB
5.00%, 06/15/23	145	161,530
Series A, 5.00%, 06/01/23	390	433,743
		1,186,731
Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	139,081
Johnson County Water District No. 1 RB, Series A, 5.00%, 01/01/23	210	229,585
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	115	127,415
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	20	22,011
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	670	752,711
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	111,873
		1,382,676
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB, Series C, 5.00%, 05/15/23	125	138,634

Louisiana — 0.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	27,842
State of Louisiana GO
Series A, 4.00%, 09/01/23	75	82,370
Series A, 5.00%, 02/01/23	210	230,170
Series A, 5.00%, 04/01/23	35	38,648
Series C, 5.00%, 07/15/23	150	167,654
Series C, 5.00%, 08/01/23	500	559,895
		1,106,579
Maine — 0.7%
City of Portland ME GO, 4.00%, 04/01/23	115	124,583
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	395	443,763
Series A, 5.00%, 11/01/23	125	141,521
Series C, 5.00%, 11/01/23	155	175,486
Maine Turnpike Authority RB, 5.00%, 07/01/23	90	100,172
State of Maine GO, Series B, 5.00%, 06/01/23	895	995,822
		1,981,347
Maryland — 4.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	226,014
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	305	340,493
Security	Par (000)	Value

Maryland (continued)
County of Anne Arundel MD GOL, 5.00%, 04/01/23	$115	$127,120
County of Baltimore MD GO
5.00%, 02/01/23	510	559,526
5.00%, 11/01/23	180	204,003
County of Charles MD GO
5.00%, 10/01/23	150	169,405
5.00%, 11/01/23	10	11,334
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	269,136
County of Harford MD GO, 5.00%, 09/15/23	260	293,082
County of Howard MD GO, Series A, 5.00%, 02/15/23	50	54,961
County of Montgomery MD GO
Series A, 5.00%, 11/01/23	90	102,001
Series A, 5.00%, 12/01/23	350	398,065
Series B, 5.00%, 11/01/23	465	527,008
Series B, 5.00%, 12/01/23	495	562,978
Series C, 5.00%, 10/01/23	295	333,164
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,325
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	135,269
County of Prince George’s MD GOL, Series A, 5.00%, 07/01/23	235	262,589
State of Maryland Department of Transportation RB
4.00%, 09/01/23	305	335,387
5.00%, 02/15/23	690	758,455
5.00%, 09/01/23	200	225,078
5.00%, 10/01/23	910	1,027,727
State of Maryland GO
First Series, 5.00%, 06/01/23	715	796,081
Second Series, 5.00%, 08/01/23	90	100,926
Series A, 5.00%, 03/01/23	275	302,879
Series A, 5.00%, 08/01/23	410	459,774
Series B, 4.00%, 08/01/23	465	509,859
Series C, 5.00%, 08/01/23	1,320	1,480,248
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	185	201,676
5.00%, 06/01/23	405	450,927
5.00%, 06/15/23	575	641,280
		11,894,770
Massachusetts — 2.5%
City of Boston MA GO, Series A, 5.00%, 03/01/23	90	99,144
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	360	401,224
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/23 (AMBAC)	500	575,880
Commonwealth of Massachusetts GOL
Series 8, 5.00%, 07/01/23	175	195,590
Series A, 4.20%, 08/01/23 (AMBAC),	100	110,172
Series A, 5.00%, 03/01/23	210	231,336
Series A, 5.00%, 05/01/23	105	116,512
Series A, 5.00%, 07/01/23	235	262,650
Series B, 5.00%, 01/01/23	45	49,188
Series B, 5.00%, 07/01/23	835	933,246
Series B, 5.25%, 08/01/23	70	78,953
Series B, 5.25%, 09/01/23 (AGM),	225	254,722
Series C, 5.00%, 10/01/23	110	124,263
Series D, 5.00%, 07/01/23	280	312,945
Series E, 5.00%, 11/01/23	860	974,939
Series H, 5.00%, 12/01/23	55	62,570
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/23	290	322,526

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/23	$350	$390,999
Series B, 5.25%, 07/01/23	370	415,569
Series C, 5.50%, 07/01/23	75	84,689
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	215	241,157
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/23 (NPFGC)(a)	85	84,262
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	385	427,693
Series A, 5.00%, 11/15/23 (ETM)	45	51,066
Series A, 5.00%, 05/15/38 (PR 05/15/23)	325	361,039
Series C, 4.00%, 08/15/23 (ETM)	15	16,461
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	150	162,656
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	115	128,868
Series B, 5.25%, 08/01/23 (AGM),	75	84,512
		7,554,831
Michigan — 1.0%
County of Macomb MI GOL, 4.00%, 05/01/23	100	108,343
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/23	250	277,615
Michigan Finance Authority RB, 5.00%, 11/15/23	50	56,223
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	710	785,821
Series I, 5.00%, 10/15/23	140	158,291
State of Michigan GO
Series A, 5.00%, 05/01/23	35	38,753
Series A, 5.00%, 12/01/23	140	159,141
Series B, 5.00%, 11/01/23	20	22,655
State of Michigan RB, 5.00%, 03/15/23	485	532,356
University of Michigan RB, Series A, 5.00%, 04/01/23	700	773,773
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	70	79,315
		2,992,286
Minnesota — 1.6%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,327
County of Hennepin MN GO
Series C, 5.00%, 12/01/23	105	119,356
Series A, 5.00%, 12/01/23	95	107,988
Series C, 5.00%, 12/01/23	70	79,570
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	93,146
Metropolitan Council GO, Series A, 5.00%, 03/01/23	320	352,442
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	33,736
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	285	313,768
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	125,145
State of Minnesota GO
Series D, 5.00%, 10/01/23	100	112,995
Series A, 5.00%, 08/01/23	495	555,355
Series B, 5.00%, 08/01/23	840	942,421
Series B, 5.00%, 10/01/23	250	282,487
Series D, 5.00%, 08/01/23	735	824,619
Series F, 5.00%, 10/01/23	175	197,741
State of Minnesota RB, Series A, 5.00%, 06/01/23	505	561,015
		4,730,111

Security	Par (000)	Value

Mississippi — 0.1%
State of Mississippi GO, Series F, 5.25%, 10/01/23	$215	$243,997

Missouri — 1.1%
City of Kansas City MO GO, Series A, 5.00%, 02/01/23	550	602,366
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	175	195,918
Metropolitan St Louis Sewer District RB, Series B, 5.00%, 05/01/25 (PR 05/01/23)	150	166,350
Missouri Highway & Transportation Commission RB
Series A, 4.00%, 05/01/23	100	108,225
Series A, 5.00%, 05/01/23	220	243,804
Series B, 5.00%, 05/01/23	125	138,525
Series C, 5.00%, 02/01/23	620	679,811
Series S, 5.00%, 05/01/23	410	454,362
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	175	197,540
Series A, 4.00%, 04/01/23	270	292,499
Missouri State Environmental Improvement & Energy
Resources Authority RB
5.00%, 07/01/23	160	178,701
Series B, 5.00%, 01/01/23	80	87,526
Series B, 5.00%, 07/01/23	80	89,350
		3,434,977
Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	215	234,270
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	645	707,088
		941,358
Nevada — 2.5%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	115	127,328
Clark County School District GOL
Series A, 5.00%, 06/15/23	300	331,935
Series A, 5.00%, 06/15/23	300	331,935
Series B, 5.00%, 06/15/23	260	287,677
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	595	664,085
County of Clark Department of Aviation RB, Series A, 5.00%, 07/01/23	150	167,108
County of Clark NV GOL
5.00%, 06/01/23	75	83,319
5.00%, 11/01/23	530	599,112
Series A, 5.00%, 11/01/23	235	265,644
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	250	278,513
County of Clark NV RB, 5.00%, 07/01/23	580	645,853
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/23	570	633,931
Series B, 5.00%, 12/01/23	125	142,014
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	44,542
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/23	150	166,377
Series B, 5.00%, 07/01/23	100	110,918
State of Nevada GOL
Series D, 5.00%, 04/01/23	245	270,257
Series D-1, 5.00%, 03/01/23	675	741,940
Series H-1, 5.00%, 06/01/23	210	233,293
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	735	835,269
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	256,705

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Washoe County School District/NV GOL
Series A, 5.00%, 06/01/23 (PSF),	$190	$211,310
Series F, 5.00%, 06/01/23	40	44,486
		7,473,551
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	125	139,031
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/23	100	112,244
Series C, 5.25%, 08/15/23 (HERBIP),	100	112,877
Series E, 5.00%, 08/15/23	125	140,238
State of New Hampshire GO, Series A, 5.00%, 03/01/23	200	220,276
		724,666
New Jersey — 1.6%
County of Monmouth NJ GO, 5.00%, 01/15/23	120	131,418
Monmouth County Improvement Authority (The) RB, Series B, 5.00%, 12/01/23 (GTD)	230	261,236
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP),	470	528,233
Series DDD, 5.00%, 06/15/23	100	110,719
Series NN, 5.00%, 03/01/23	800	875,480
Series UU, 5.00%, 06/15/23	50	55,360
Series XX, 5.00%, 06/15/23 (SAP),	305	337,693
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP),	75	82,910
5.00%, 06/15/23	75	83,039
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	395	434,846
Series A, 5.75%, 06/15/23 (NPFGC),	100	112,658
Series AA, 5.00%, 06/15/23	230	254,654
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	10,933
Series B, 5.00%, 01/01/23	190	206,838
Series C, 5.00%, 01/01/23	170	185,065
State of New Jersey GO
5.00%, 06/01/23.	410	454,054
Series A, 4.00%, 06/01/23	395	428,283
Series T, 5.00%, 06/01/23	330	365,458
		4,918,877
New Mexico — 0.8%
County of Santa Fe NM GO, 5.00%, 07/01/23	145	161,836
County of Santa Fe NM RB, 5.00%, 06/01/23	185	205,611
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	140	155,702
State of New Mexico GO, Series B, 5.00%, 03/01/23	600	660,168
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/23	155	172,997
Series A, 5.00%, 07/01/23	175	195,319
Series B, 4.00%, 07/01/23	390	425,892
Series B, 5.00%, 07/01/23	40	44,542
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	130	143,711
Series C, 5.00%, 06/01/23	100	110,547
		2,276,325
New York — 9.7%
City of New York NY GO
Series 1, 5.00%, 08/01/23	375	419,122
Series A, 4.00%, 08/01/23	70	76,495
Series A, 5.00%, 08/01/23	340	380,005
Series C, 5.00%, 08/01/23	1,900	2,123,554
Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 08/01/23	$250	$279,415
Series D, 5.00%, 08/01/23	35	39,118
Series D-1, 5.00%, 08/01/23	50	55,883
Series E, 5.00%, 08/01/23	210	234,709
Series G, 5.00%, 08/01/23	705	787,950
Series H, 5.00%, 08/01/23	135	150,884
Series I, 5.00%, 03/01/23	40	43,932
Series I, 5.00%, 03/01/23 (ETM)	10	10,992
Series I, 5.00%, 08/01/23	125	139,708
Series J, 5.00%, 08/01/23	800	894,128
Long Island Power Authority RB
5.00%, 09/01/23	250	281,000
Series A, 5.00%, 09/01/23	150	168,600
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	11,266
Series A-1, 5.00%, 11/15/23	25	27,552
Series A-2, 5.00%, 11/15/23	195	214,902
Series B, 5.00%, 11/15/23	930	1,024,916
Series B-3, 5.00%, 11/15/23	55	60,613
Series C-1, 5.00%, 11/15/23	365	402,252
Series D, 5.00%, 11/15/23	400	440,824
Series F, 5.00%, 11/15/23	140	154,288
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	640	715,839
Series S-2, 5.00%, 07/15/23 (SAW),	370	413,845
Series S-3, 5.00%, 07/15/23 (SAW),	200	223,700
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/23	150	168,170
Series A-1, 4.00%, 08/01/23	125	137,026
Series A-1, 5.00%, 08/01/23	440	493,298
Series A-3, 5.00%, 08/01/23	210	235,437
Series B-1, 4.00%, 08/01/23	100	109,621
Series B-1, 5.00%, 11/01/23	100	113,306
Series C, 5.00%, 11/01/23	510	577,861
Series D, 5.00%, 11/01/23	265	300,261
Series E-1, 5.00%, 02/01/23	25	27,428
Series F-1, 5.00%, 02/01/23	295	323,647
Sub-Series C, 5.00%, 11/01/23	395	447,559
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/23	175	190,946
Series AA, 5.00%, 06/15/23	835	930,825
Series DD, 5.00%, 06/15/23	220	245,247
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	27,758
Series B, 5.00%, 11/15/23	20	22,206
New York State Dormitory Authority RB
Series 2015 B-A, 5.00%, 03/15/23	110	121,310
Series A, 4.00%, 03/15/23	50	54,072
Series A, 4.00%, 10/01/23 (SAW),	240	261,509
Series A, 5.00%, 02/15/23	1,420	1,559,046
Series A, 5.00%, 03/15/23	1,365	1,505,349
Series A, 5.00%, 07/01/23	60	66,505
Series A, 5.00%, 10/01/23 (AGM),	65	72,835
Series A, 5.00%, 10/01/23 (SAW),	150	167,402
Series A, 5.00%, 02/15/36 (PR 02/15/23)	1,000	1,099,430
Series A, 5.50%, 05/15/23 (NPFGC),	205	228,546
Series B, 5.00%, 02/15/23	760	834,419
Series B, 5.00%, 07/01/23	315	348,185

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/23	$835	$920,855
Series D, 5.00%, 02/15/23	335	367,803
Series E, 5.00%, 02/15/23	325	356,824
Series E, 5.00%, 03/15/23	245	270,137
Series E, 5.00%, 10/01/23 (SAW)	50	55,801
New York State Environmental Facilities Corp. RB
5.00%, 05/15/23	200	222,204
5.00%, 06/15/23	460	512,904
Series B, 5.00%, 06/15/23	110	122,651
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	108,942
Series L, 5.00%, 01/01/23	260	283,249
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/23	1,075	1,185,779
Series A-2, 5.00%, 03/15/23	175	193,034
Series C-1, 5.00%, 03/15/23	325	358,491
Series D, 5.00%, 03/15/23	805	887,955
Series E, 5.00%, 03/15/23	140	154,427
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	300	335,151
5.00%, 10/15/23	130	146,758
5.00%, 12/01/23	200	226,978
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	670	757,730
State of New York GO, Series A, 4.00%, 03/01/23	240	259,241
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	140	158,677
Series A, 5.00%, 11/15/23	130	147,343
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	110,108
Series B, 4.00%, 11/15/23	230	254,297
Series B, 5.00%, 11/15/23	100	113,341
		28,955,376
North Carolina — 2.1%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	55,583
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	45,432
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,263
County of Buncombe NC RB
5.00%, 06/01/23	260	289,162
Series A, 5.00%, 06/01/23	200	222,332
County of Durham NC GO, 5.00%, 10/01/23	200	225,874
County of Forsyth NC GO, 5.00%, 12/01/23	230	261,586
County of Guilford NC GO, Series A, 5.00%, 05/01/23	685	759,939
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,449
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	332,574
County of Union NC GO, 5.00%, 09/01/23	665	748,384
County of Wake NC GO, 5.00%, 04/01/23	120	132,674
County of Wake NC RB
5.00%, 09/01/23	150	168,600
Series A, 5.00%, 12/01/23	205	232,841
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,642
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	119,042
Series E, 5.00%, 01/01/23	10	10,822
State of North Carolina GO
5.00%, 06/01/23	65	72,387
Series A, 5.00%, 06/01/23	1,540	1,715,021
State of North Carolina RB
5.00%, 03/01/23	330	362,363
Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 05/01/23	$235	$260,540
Series C, 5.00%, 05/01/23	155	171,845
		6,254,355
North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	118,524

Ohio — 3.3%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	45,481
City of Columbus OH GO
Series 1, 4.00%, 04/01/23	500	541,665
Series 1, 5.00%, 07/01/23	100	111,714
Series 5, 5.00%, 08/15/23	270	303,207
Series A, 4.00%, 07/01/23	25	27,326
Series A, 5.00%, 02/15/23	260	285,795
Series A, 5.00%, 04/01/23	170	187,838
Series A, 5.00%, 08/15/23	130	145,989
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	303,207
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	135	152,106
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	20	22,710
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	185,142
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	615	682,447
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	160	179,448
Ohio State University (The) RB, Series A, 5.00%, 12/01/23	270	306,833
Ohio Turnpike & Infrastructure Commission RB
Series A, 5.00%, 02/15/23	140	153,738
Series A-1, 5.00%, 02/15/23	290	317,834
Ohio University RB, Series A, 5.00%, 12/01/23	100	113,125
Ohio Water Development Authority RB
5.00%, 12/01/23	595	676,896
Series A, 5.00%, 06/01/23	205	228,196
Series B, 5.00%, 12/01/23	130	147,893
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/23	180	200,367
5.00%, 12/01/23	255	290,098
5.50%, 06/01/23	235	264,323
5.50%, 12/01/23	150	172,764
Series 2015A, 5.00%, 12/01/23	160	182,022
State of Ohio GO
Series A, 5.00%, 03/01/23	155	170,714
Series A, 5.00%, 03/15/23	135	148,939
Series A, 5.00%, 05/01/23	370	410,478
Series A, 5.00%, 08/01/23	325	364,539
Series A, 5.00%, 09/15/23	270	304,433
Series B, 4.00%, 09/01/23	200	219,982
Series B, 5.00%, 08/01/23	185	207,507
Series C, 5.00%, 11/01/23	100	113,365
Series S, 5.00%, 04/01/23	15	16,581
Series S, 5.00%, 05/01/23	110	122,034
Series T, 5.00%, 11/01/23	95	107,697
Series V, 5.00%, 05/01/23	500	554,700
Series W, 4.00%, 05/01/23	150	163,044
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	129,451

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
Series A, 5.00%, 02/01/23	$100	$109,627
Series A, 5.00%, 04/01/23	230	253,605
Series C, 5.00%, 12/01/23	295	334,436
		9,959,296
Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	236,797
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	500	555,460
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	145,709
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	315	350,844
Series A, 5.00%, 01/01/23	45	49,078
Series A, 5.00%, 07/01/23	140	155,931
Series B, 5.00%, 07/01/23	200	222,758
Series C, 5.00%, 01/01/23	100	109,063
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	180	201,085
Oklahoma Turnpike Authority RB, Series D, 4.00%, 01/01/23	180	193,131
Oklahoma Water Resources Board RB
5.00%, 04/01/23	220	243,135
Series A, 5.00%, 04/01/23	75	82,887
		2,545,878
Oregon — 2.0%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	55	61,530
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	101,643
Series B, 5.00%, 06/15/23	215	239,727
Series B, 5.00%, 10/01/23	75	84,682
City of Portland OR Water System Revenue RB, Series A, 5.00%, 04/01/23	220	243,135
City of Salem OR GO, 5.00%, 06/01/23	100	111,340
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	83,319
Deschutes & Jefferson Counties School District No. 2J Redmond/OR GO, 0.00%, 06/15/23 (GTD)(a)	45	44,632
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/23 (GTD)	235	261,910
Oregon State Business Development Commission RB, VRDN,2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	367,896
Oregon State Lottery RB
Series A, 5.00%, 04/01/23	340	375,520
Series B, 5.00%, 04/01/23	135	149,103
Series C, 5.00%, 04/01/23	145	160,148
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	194,959
Portland Community College District GO, 5.00%, 06/15/23	165	183,810
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/23 (GTD)(a)	150	148,670
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	110	124,807
Series A, 5.00%, 11/15/23	585	663,747
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,134,790
State of Oregon GO
Series A, 5.00%, 08/01/23	50	56,043
Series C, 5.00%, 06/01/23	100	111,290
Series D, 5.00%, 05/01/23	235	260,596
Series F, 5.00%, 05/01/23	100	110,892
Series G, 5.00%, 11/01/23	45	50,974
Security	Par (000)	Value

Oregon (continued)
Series H, 5.00%, 05/01/23	$495	$548,915
Series O, 5.00%, 08/01/23	70	78,460
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	22,497
		5,975,035
Pennsylvania — 1.9%
City of Philadelphia PA GO, 5.00%, 08/01/23	210	233,482
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/23	550	600,957
First Series, 5.00%, 02/01/23	110	120,612
First Series, 5.00%, 03/01/23	265	291,632
First Series, 5.00%, 03/15/23	195	214,958
First Series, 5.00%, 04/01/23	185	204,327
First Series, 5.00%, 06/15/23	160	178,280
First Series, 5.00%, 08/15/23	815	914,569
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	386,337
Second Series, 5.00%, 09/15/23	300	337,836
Second Series, 5.00%, 10/15/23	570	644,140
Delaware County Authority RB
5.00%, 08/01/23	110	122,213
5.00%, 12/01/23	75	84,413
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/23	200	223,054
Pennsylvania State University (The) RB, Series B, 5.00%, 09/01/23	125	140,466
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	490	556,736
Series A, 5.25%, 07/15/23 (AGM),	110	123,793
Series A-1, 5.00%, 12/01/23	225	255,695
Series B, 5.00%, 12/01/23	35	39,329
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	132,686
		5,805,515
Rhode Island — 0.8%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	370	411,059
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	241,542
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23	295	332,910
Series B, 5.00%, 10/01/23	450	507,830
Series C, 5.00%, 10/01/23	25	28,213
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	162,725
State of Rhode Island GO
Series A, 3.00%, 08/01/23	400	428,204
Series A, 5.00%, 05/01/23	150	166,302
Series D, 5.00%, 08/01/23	100	112,059
Series A, 5.00%, 08/01/23	50	56,029
		2,446,873
South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	85	96,285
State of South Carolina GO, Series A, 5.00%, 08/01/23 (SAW)	200	224,226
		320,511
Tennessee — 2.3%
City of Memphis TN GO
5.00%, 05/01/23	320	354,471
Series A, 5.00%, 11/01/23	125	141,411
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	161,083

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	$220	$244,015
County of Knox TN GO, 5.00%, 06/01/23	155	172,424
County of Shelby TN GO
Series A, 4.00%, 03/01/23	195	210,676
Series A, 5.00%, 03/01/23	160	176,186
County of Sumner TN GO, 5.00%, 12/01/23	45	51,139
County of Washington TN GO, Series A, 4.00%, 06/01/23	75	81,650
County of Williamson TN GO, 5.00%, 04/01/23	70	77,361
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/23	100	111,078
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	1,180	1,317,237
Series A, 5.00%, 07/01/23	80	89,350
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	27,306
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,365,313
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/23	70	78,164
Series B, 5.00%, 07/01/23	100	111,663
State of Tennessee GO
Series A, 5.00%, 08/01/23	780	874,692
Series A, 5.00%, 09/01/23	250	281,348
Series B, 5.00%, 08/01/23	140	156,996
Tennessee State School Bond Authority RB
5.00%, 11/01/23	40	45,310
Series A, 5.00%, 11/01/23	65	73,629
Series B, 5.00%, 11/01/23	465	526,734
		6,729,236
Texas — 12.0%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	175	192,098
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	247,419
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	235	258,112
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	422,865
Austin Community College District GOL, 5.00%, 08/01/23	215	240,527
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	111,713
Austin Independent School District GO
Series B, 5.00%, 08/01/23	435	487,574
Series B, 5.00%, 08/01/23 (PSF),	50	56,043
Birdville Independent School District GO
5.00%, 02/15/23 (PSF),	45	49,426
Series B, 5.00%, 02/15/23 (PSF),	40	43,934
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	250	269,347
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	108,701
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a),	250	246,105
Series C, 5.00%, 08/15/23	625	700,337
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	215	243,748
City of Austin TX GOL, 5.00%, 09/01/23	350	393,498
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	40	44,402
5.00%, 11/15/23	195	221,073
Series A, 5.00%, 05/15/23	145	160,957
Series A, 5.00%, 11/15/23	375	425,141
Security	Par (000)	Value

Texas (continued)
City of Denton TX GOL, 5.00%, 02/15/23	$115	$126,161
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	165	181,262
City of Garland TX GOL, 5.00%, 02/15/23	165	181,013
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/23	140	158,761
Series C, 5.00%, 05/15/23	355	394,153
Series D, 5.00%, 11/15/23	175	198,452
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	110,050
City of Lubbock TX GOL, 5.00%, 02/15/23	110	120,724
City of Plano TX GOL, 5.00%, 09/01/23	180	202,271
City of Round Rock TX GOL, 5.00%, 08/15/23	75	84,041
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	175	191,958
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/23	505	553,934
5.00%, 02/01/23 (ETM)	330	361,696
City of San Antonio TX GOL, 5.00%, 02/01/23	520	570,164
City of Waco TX GOL, 5.00%, 02/01/23	20	21,908
Clear Creek Independent School District GO, 5.00%, 02/15/23	100	109,856
Conroe Independent School District GO
5.00%, 02/15/23 (PSF)	225	247,176
Series A, 5.00%, 02/15/23 (PSF),	165	181,262
County of Bexar TX GOL, 5.00%, 06/15/23	260	289,575
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	101,566
County of Harris TX RB
5.00%, 08/15/23	165	185,472
Series A, 5.00%, 08/15/23	135	151,749
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	605,534
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	475	521,717
Series A, 5.00%, 02/15/23 (PSF),	35	38,442
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	170,372
Series A, 5.00%, 12/01/23	275	312,348
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	180,675
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	112,244
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	105	117,914
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	89,795
Goose Creek Consolidated Independent School District GO, 5.00%, 02/15/28 (PR 02/15/23)	900	989,091
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	100	99,343
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	335	376,563
Houston Community College System GOL, 5.00%, 02/15/23	270	296,438
Houston Independent School District GOL
5.00%, 02/15/23 (PSF),	350	384,422
Series A, 5.00%, 02/15/23 (PSF),	185	203,195
Humble Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	50	54,810
Katy Independent School District GO
5.00%, 02/15/23 (PSF),	95	104,302
Series A, 5.00%, 02/15/23 (PSF),	370	406,230

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/23 (PSF)	$50	$54,918
Killeen Independent School District GO, 5.00%, 02/15/23	180	197,741
Klein Independent School District GO
5.00%, 02/01/23 (PSF),	150	164,502
Series A, 5.00%, 08/01/23 (PSF),	370	414,618
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	27,995
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a),	240	238,423
5.00%, 08/15/23 (PSF),	20	22,443
Series A, 5.00%, 08/15/23	85	95,384
Series A, 0.00%, 08/15/23 (PSF)(a),	50	49,672
Series B, 5.00%, 08/15/23	20	22,373
Series D, 0.00%, 08/15/23 (PSF)(a),	60	59,606
Lewisville Independent School District GO
5.00%, 08/15/23	200	224,488
5.00%, 08/15/23 (PSF)	800	897,736
Series A, 4.00%, 08/15/23 (PSF),	35	38,391
Series A, 5.00%, 08/15/23 (PSF),	170	190,769
Series B, 5.00%, 08/15/23	25	28,061
Lone Star College System GOL, Series B, 5.00%, 02/15/23	335	368,091
Lower Colorado River Authority RB
5.00%, 05/15/23	195	216,080
Series B, 5.00%, 05/15/23	355	393,375
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	100,947
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	111,873
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	412,811
Series A, 5.00%, 11/01/23	105	118,754
Series B, 5.00%, 11/01/23	415	469,361
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF),	225	251,714
5.25%, 02/01/23 (PSF),	220	242,040
Series B, 5.00%, 02/01/23 (PSF),	125	136,901
North Texas Municipal Water District RB
5.00%, 06/01/23	305	338,742
6.25%, 06/01/23	75	85,629
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/23	340	382,350
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/23	1,050	1,144,322
Series B, 5.00%, 01/01/23	280	304,926
Northside Independent School District GO
3.00%, 08/15/23 (PSF),	115	123,262
5.00%, 06/15/23 (PSF),	25	27,863
5.00%, 08/15/23 (PSF)	370	415,303
Northwest Independent School District GO
Series A, 5.00%, 02/15/23 (PSF),	200	219,712
Series B, 5.00%, 02/15/23 (PSF),	120	131,827
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	95	104,363
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	200	223,428
Series A, 5.00%, 07/01/23	170	189,914
Series A, 5.25%, 07/01/23	195	219,016
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	50	55,857
Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 07/01/23	$140	$156,400
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	340	373,293
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	192,098
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	60	67,268
San Angelo Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	190	208,440
San Antonio Water System RB
Series A, 5.00%, 05/15/23	245	271,962
Series B, 5.00%, 05/15/23	160	177,609
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	111,742
Spring Branch Independent School District GOL, Series A, 5.00%, 02/01/23 (PSF)	135	148,138
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	471,311
State of Texas GO
5.00%, 04/01/23	265	293,051
5.00%, 08/01/23	150	168,290
5.00%, 10/01/23	760	858,762
Series A, 5.00%, 10/01/23	75	84,746
Series A, 5.00%, 10/01/23	450	508,478
Series B-1, 5.00%, 08/01/23	45	50,487
Series D, 5.00%, 05/15/23	100	111,175
State of Texas GOL, Series A, 5.00%, 08/01/23	175	196,338
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	112,136
5.00%, 12/01/23	40	45,359
Tarrant Regional Water District RB
5.00%, 03/01/23	325	357,087
Series A, 5.00%, 03/01/23	145	159,316
Texas A&M University RB
Series B, 5.00%, 05/15/23	180	199,984
Series D, 5.00%, 05/15/23	35	38,886
Series E, 5.00%, 05/15/23	210	233,314
Texas State Technical College RB, 5.00%, 10/15/23	20	22,601
Texas State University System RB
5.00%, 03/15/23	170	187,362
Series A, 5.00%, 03/15/23	1,300	1,432,769
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	630	710,961
Series A, 5.00%, 04/01/23	160	176,752
Series A, 5.00%, 10/01/23	150	169,277
Texas Water Development Board RB
5.00%, 04/15/23	100	110,703
5.00%, 08/01/23	125	140,141
Series A, 5.00%, 04/15/23	510	564,585
Series A, 5.00%, 10/15/23	250	282,735
Series B, 5.00%, 10/15/23	200	226,188
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	50	56,043
Trinity River Authority RB, 5.00%, 02/01/23	155	169,626
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,020
University of Houston RB, 4.00%, 02/15/23	50	53,859
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	110,398
University of Texas System (The) RB
Series A, 5.00%, 08/15/23	220	247,295

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 08/15/23	$375	$421,526
Series D, 5.00%, 08/15/23	460	517,072
Series H, 5.00%, 08/15/23	25	28,102
Series I, 5.00%, 08/15/23	375	421,526
Series J, 5.00%, 08/15/23	100	112,407
		36,010,858
Utah — 2.2%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	375	413,467
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	124,073
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	109,626
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,964,760
Davis School District GO, 5.00%, 06/01/23 (GTD)	165	183,711
Intermountain Power Agency RB, Series A, 5.00%, 07/01/23	280	312,150
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	84,596
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP),	340	381,276
Series B, 5.00%, 08/01/23	175	196,245
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,203,473
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	632,523
Series B-1, 5.00%, 08/01/23	205	229,887
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	332,649
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	245	272,004
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	121,152
		6,561,592
Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	112,326
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	27,999
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,411
		168,736
Virginia — 5.3%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,117,510
City of Falls Church VA GO, Series B, 5.00%, 07/15/23	250	279,815
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	11,240
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	67,284
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	355	398,097
Series A, 5.00%, 08/01/23 (SAW),	35	39,249
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/23	145	158,797
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	500	545,070
Series B, 5.00%, 06/01/23	100	111,340
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	79,314
County of Fairfax VA GO
Series A, 5.00%, 10/01/23 (SAW),	700	791,161
Series B, 5.00%, 04/01/23 (SAW),	75	82,956
Series B, 5.00%, 10/01/23 (SAW),	590	666,670
County of Henrico VA GO, Series A, 5.00%, 08/01/23	165	184,986
County of Loudoun VA GO
Series A, 5.00%, 12/01/23	140	159,312
Series A, 5.00%, 12/01/23 (SAW)	600	682,765
County of Prince William VA COP, 5.00%, 10/01/23	120	135,148
Security	Par (000)	Value

Virginia (continued)
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	$100	$112,113
Fairfax County Water Authority RB, 5.00%, 04/01/23	495	547,168
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/23	500	558,700
Town of Leesburg VA GO, 5.00%, 01/15/23	125	136,920
Virginia College Building Authority RB
Series A, 5.00%, 02/01/23	350	384,003
Series A, 5.00%, 09/01/23	40	45,026
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,025	1,124,538
Series E-1, 5.00%, 02/01/23	245	268,895
Series E-2, 5.00%, 02/01/23	555	609,129
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	705	782,924
5.00%, 09/15/23	115	129,536
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,213,091
Series A, 5.00%, 05/15/23	180	199,895
Series C, 5.00%, 05/15/23	90	99,948
Virginia Public Building Authority RB
Series C, 5.00%, 08/01/23	365	409,015
Series A, 4.00%, 08/01/23	75	82,176
Series A, 5.00%, 08/01/23	215	240,927
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	246,585
Series B, 5.00%, 08/01/23	700	784,413
Virginia Public School Authority RB
5.00%, 03/01/23 (SAW),	150	165,174
5.00%, 04/15/23	90	99,590
5.00%, 07/15/23 (SAW),	25	27,975
5.00%, 08/01/23 (SAW),	390	437,030
Series B, 5.00%, 08/01/23	100	112,059
Series A, 5.00%, 08/01/23 (SAW)	210	235,324
Series B, 5.00%, 08/01/23 (SAW)	80	89,647
Virginia Resources Authority RB
5.00%, 10/01/23	315	355,751
5.00%, 11/01/23	100	113,335
Series A, 4.00%, 11/01/23	100	110,594
Series A, 5.00%, 11/01/23	80	90,668
Series S, 5.00%, 11/01/23	390	442,007
		15,764,870
Washington — 5.0%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/23	100	110,470
5.00%, 07/01/23.	50	55,832
City of Seattle WA GO, 5.00%, 12/01/23	100	113,733
City of Seattle WA GOL
Series A, 5.00%, 04/01/23	445	491,899
Series A, 5.00%, 06/01/23	100	111,340
Series A, 5.00%, 11/01/23	100	113,335
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23.	190	213,613
Series B, 5.00%, 04/01/23	300	331,341
Series C, 5.00%, 09/01/23	25	28,107
Series C, 5.00%, 10/01/23	195	220,005
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/23	160	177,389
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	320	363,654
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/23	205	224,118
Clark County Public Utility District No. 1 RB, Series 1, 5.00%, 01/01/23	60	65,474

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	$100	$113,733
County of King WA GOL
5.00%, 07/01/23	385	429,903
5.25%, 01/01/23	115	126,275
Series B, 5.00%, 12/01/23	165	187,509
Series E, 5.00%, 12/01/23	165	187,509
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	370	412,961
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,388
Energy Northwest RB
5.00%, 07/01/23	110	122,772
Series A, 5.00%, 07/01/23	1,235	1,378,396
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/23	250	273,315
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	56,684
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,372
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	125	142,052
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	665	755,314
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	289,787
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	101,948
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	198,819
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	65	72,371
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	79,507
Port of Seattle WA GOL
5.00%, 01/01/23	55	60,107
5.00%, 06/01/23	180	200,322
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	76,558
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	100	113,642
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	138,261
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,357
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,152
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	187,409
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	158,715
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	278,273
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	73,847
State of Washington COP
Series A, 5.00%, 07/01/23	435	485,173
Series B, 5.00%, 07/01/23	235	262,105
State of Washington GO
Series C, 5.00%, 02/01/23	350	383,838
Series A, 5.00%, 08/01/23	390	437,030
Series B, 5.00%, 07/01/23	345	385,237
Series B, 5.00%, 08/01/23	185	207,309
Series C, 5.00%, 02/01/23	250	274,170
Security	Par (000)	Value

Washington (continued)
Series C, 5.50%, 07/01/23	$135	$145,442
Series D, 5.00%, 02/01/23	210	230,303
Series E, 5.00%, 06/01/23	100	111,265
Series E, 5.25%, 02/01/23	150	165,250
Series R, 4.00%, 07/01/23	75	81,941
Series R, 5.00%, 07/01/23	90	100,497
Series R-2015, 5.00%, 07/01/23	300	334,989
Series R-2017A, 5.00%, 08/01/23	215	240,927
Series R-2018D, 5.00%, 08/01/23	100	112,059
Series R-C, 5.00%, 07/01/23	375	418,736
State of Washington RB, Series C, 5.00%, 09/01/23	525	589,375
University of Washington RB
Series A, 4.00%, 12/01/23	145	160,688
Series B, 4.00%, 06/01/23	185	201,539
Series C, 5.00%, 12/01/23	100	113,642
Washington State University RB
5.00%, 04/01/23	315	346,680
5.00%, 10/01/23	120	134,806
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,014
		14,883,583
West Virginia — 0.5%
State of West Virginia GO
Series A, 5.00%, 06/01/23	625	694,944
Series A, 5.00%, 11/01/23	55	62,237
Series A, 5.00%, 12/01/23	100	113,550
West Virginia Parkways Authority RB, 5.00%, 06/01/23	260	289,161
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	150	167,031
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/23	100	111,508
		1,438,431
Wisconsin — 4.2%
City of Madison WI GO, Series A, 4.00%, 10/01/23	315	347,467
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	54,582
City of Milwaukee WI GO, Series N1, 5.00%, 02/01/23	270	294,457
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	309,947
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 5.00%, 06/01/24 (PR 06/01/23)	1,275	1,417,545
Series 2, 5.00%, 06/01/23	115	127,857
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	725	807,215
State of Wisconsin GO
5.00%, 11/01/23	430	487,216
Series D, 5.00%, 05/01/23	360	399,298
Series 1, 5.00%, 05/01/23	450	499,122
Series 1, 5.00%, 11/01/23	320	362,579
Series 2, 5.00%, 11/01/23	255	288,930
Series A, 5.00%, 05/01/23	100	110,916
Series A, 5.00%, 05/01/28 (PR 05/01/23)	1,000	1,107,810
Series A, 5.00%, 05/01/29 (PR 05/01/23)	2,000	2,215,620
Series B, 4.00%, 05/01/23	55	59,770
Series C, 5.00%, 05/01/23	40	44,366
State of Wisconsin RB, Series A, 5.00%, 05/01/23	350	388,038
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/23	70	76,514

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 07/01/23	$275	$307,214
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	719,685
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	640	714,925
Series 1, 5.00%, 07/01/30 (PR 07/01/23)	240	268,097
Series 2, 5.00%, 07/01/23	100	111,714
Series A, 5.00%, 07/01/23	575	642,355
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	128,365
Series A, 5.00%, 11/15/23	40	45,348
WPPI Energy RB, Series A, 5.00%, 07/01/23	230	254,759
		12,591,711
Total Municipal Debt Obligations — 98.8%
(Cost: $287,155,314)		295,411,645

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	160	159,931

Total Short-Term Investments — 0.1%
(Cost: $159,902)		159,931

Total Investments in Securities — 98.9%
(Cost: $287,315,216)		295,571,576

Other Assets, Less Liabilities — 1.1%		3,324,599

Net Assets — 100.0%		$298,896,175

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$190,614	$—	$(30,745	)(a)	$33	$29	159,931	160	$17	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report Shareholder reports are available on the Fund’s website at iShares.com and on the U.S Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021 The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$295,411,645	$—	$295,411,645
Money Market Funds	159,931	—	—	159,931
	$159,931	$295,411,645	$—	$295,571,576

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
January 31, 2021

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax